OPERATING RISK (Details Textual)	Sep. 30, 2014
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.32%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.57%